Vessels - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Book Value
Vessels, net	$ 1,754,382	$ 1,692,494
Total [Member]
Cost
Beginning balance	2,388,512	2,361,435
Vessel additions on acquisition/ Additions to vessels and equipment’s	191,727	63,332
Additions	14,951
Disposals	(53,790)	(26,758)
Write-offs of fully amortized assets	(4,066)	(9,497)
Ending balance	2,537,334	2,388,512
Accumulated Depreciation
Beginning balance	696,018	598,183
Charge for the period	129,025	125,946
Disposals	(38,025)	(18,614)
Write-offs of fully amortized assets	(4,066)	(9,497)
Ending balance	782,952	696,018
Net Book Value
Vessels, net	1,754,382	1,692,494	$ 1,763,252
Vessel [Member]
Cost
Beginning balance	2,326,477	2,305,857
Vessel additions on acquisition/ Additions to vessels and equipment’s	191,727	46,458
Additions	233
Disposals	(51,041)	(25,838)
Write-offs of fully amortized assets	0	0
Ending balance	2,467,396	2,326,477
Accumulated Depreciation
Beginning balance	670,495	580,357
Charge for the period	110,424	107,905
Disposals	(37,585)	(17,767)
Write-offs of fully amortized assets	0	0
Ending balance	743,334	670,495
Net Book Value
Vessels, net	1,724,062	1,655,982	1,725,500
Drydocking [Member]
Cost
Beginning balance	62,035	55,578
Vessel additions on acquisition/ Additions to vessels and equipment’s	0	16,874
Additions	14,718
Disposals	(2,749)	(920)
Write-offs of fully amortized assets	(4,066)	(9,497)
Ending balance	69,938	62,035
Accumulated Depreciation
Beginning balance	25,523	17,826
Charge for the period	18,601	18,041
Disposals	(440)	(847)
Write-offs of fully amortized assets	(4,066)	(9,497)
Ending balance	39,618	25,523
Net Book Value
Vessels, net	$ 30,320	$ 36,512	$ 37,752